Column Small Cap Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Aerospace & Defense - 2.7%
AAR Corp. (a)	9,362	$779,012
AerSale Corp. (a)	1,866	12,073
Astronics Corp. (a)	13,152	717,705
ATI, Inc. (a)	10,679	1,076,443
Babcock International Group PLC	40,479	608,255
Carpenter Technology Corp.	3,215	1,024,106
Firefly Aerospace, Inc. (a)	3,931	69,618
Hexcel Corp.	37,972	2,894,606
Huntington Ingalls Industries, Inc.	4,975	1,560,259
Karman Holdings, Inc. (a)	7,462	500,178
Melrose Industries PLC	142,347	1,123,306
Mercury Systems, Inc. (a)	11,236	785,284
QinetiQ Group PLC	188,402	1,036,597
Senior PLC	317,578	769,777
VSE Corp.	1,162	209,381
		13,166,600

Air Freight & Logistics - 0.5%
Cargojet, Inc.	5,605	325,643
GXO Logistics, Inc. (a)	27,999	1,420,669
Hub Group, Inc. - Class A	13,615	525,131
		2,271,443

Automobile Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	13,181	86,599
Dana, Inc.	17,099	383,189
Fox Factory Holding Corp. (a)	13,131	194,208
Gentex Corp.	16,277	371,604
Gentherm, Inc. (a)	13,998	499,309
Goodyear Tire & Rubber Co. (a)	28,326	245,303
LCI Industries	2,614	297,133
Lear Corp.	11,017	1,182,785
Motorcar Parts of America, Inc. (a)	1,574	20,745
Phinia, Inc.	4,779	258,496
Stoneridge, Inc. (a)	2,330	13,304
Strattec Security Corp. (a)	159	11,925
Visteon Corp.	3,411	352,186
		3,916,786

Automobiles - 0.2%
Harley-Davidson, Inc.	12,570	307,839
Thor Industries, Inc.	4,414	466,207
		774,046

Banks - 9.4%
1st Source Corp.	1,006	62,815
ACNB Corp.	386	18,682
Amalgamated Financial Corp.	1,815	53,270
Ameris Bancorp	4,566	345,920
Arrow Financial Corp.	1,187	35,788
Associated Banc-Corp.	7,891	207,454
Atlantic Union Bankshares Corp.	31,046	1,050,286
Axos Financial, Inc. (a)	5,499	451,908
Banc of California, Inc.	42,089	776,121
BancFirst Corp.	25	2,771
Bancorp, Inc. (a)	15,527	994,815
Bank of Hawaii Corp.	2,953	193,540
Bank of NT Butterfield & Son Ltd.	4,322	200,714
Bank OZK	8,054	370,645
BankUnited, Inc.	6,167	266,476
Banner Corp.	2,340	146,975
Bar Harbor Bankshares	953	28,438
BayCom Corp.	438	12,781
Bridgewater Bancshares, Inc. (a)	765	13,242
Burke & Herbert Financial Services Corp.	1,201	78,353
Business First Bancshares, Inc.	1,960	50,999
Byline Bancorp, Inc.	2,079	58,046
C&F Financial Corp.	123	8,542
Camden National Corp.	13,137	531,260
Capital Bancorp, Inc.	382	10,620
Capital City Bank Group, Inc.	856	35,884
Carter Bankshares, Inc. (a)	1,424	26,159
Cathay General Bancorp	4,726	228,927
Central BanCo, Inc.	9,378	220,946
Central Pacific Financial Corp.	1,922	57,160
ChoiceOne Financial Services, Inc.	17	517
City Holding Co.	20	2,426
CNB Financial Corp.	1,526	39,554
Coastal Financial Corp. (a)	4,615	513,880
Colony Bankcorp, Inc.	628	10,770
Columbia Banking System, Inc.	75,074	2,081,051
Community Financial System, Inc.	6,057	343,795
Community Trust Bancorp, Inc.	1,100	61,050
Community West Bancshares	522	11,823
ConnectOne Bancorp, Inc.	2,936	74,193
Cullen/Frost Bankers, Inc.	12,669	1,567,409
Customers Bancorp, Inc. (a)	2,735	188,442
Dime Community Bancshares, Inc.	2,761	78,274
Eagle Bancorp, Inc.	1,978	37,523
Enterprise Financial Services Corp.	23,994	1,310,312
Equity Bancshares, Inc. - Class A	432	18,809
Esquire Financial Holdings, Inc.	481	49,091
Fidelity D&D Bancorp, Inc.	193	8,450
First Bancorp	17,248	879,821
First BanCorp	49,793	984,408
First Bank	1,610	25,301
First Busey Corp.	5,624	132,389
First Business Financial Services, Inc.	559	29,191
First Commonwealth Financial Corp.	38,908	632,255
First Financial Bankshares, Inc.	5,026	157,012
First Financial Corp.	764	44,595
First Interstate BancSystem, Inc. - Class A	27,835	914,101
First Merchants Corp.	1,718	63,291
First Mid Bancshares, Inc.	1,408	53,589
Firstsun Capital Bancorp (a)	307	10,263
Five Star Bancorp	128	4,415
FS Bancorp, Inc.	253	10,360
Fulton Financial Corp.	15,073	273,575
German American Bancorp, Inc.	17,281	686,056
Glacier Bancorp, Inc.	12,145	513,734
Great Southern Bancorp, Inc.	702	42,232
Hancock Whitney Corp.	6,247	378,506
Hanmi Financial Corp.	2,235	61,731
HBT Financial, Inc.	457	11,059
Heritage Commerce Corp.	4,001	43,571
Home Bancorp, Inc.	19	1,054
HomeTrust Bancshares, Inc.	999	40,969
Hope Bancorp, Inc.	7,690	81,668
Huntington Bancshares, Inc.	76,123	1,240,805
Independent Bank Corp.	1,675	54,689
International Bancshares Corp.	4,832	321,231
Investar Holding Corp.	200	4,960
Kearny Financial Corp.	76	522
Lakeland Financial Corp.	3,000	174,780
Mechanics Bancorp - Class A (a)	24	373
Mercantile Bank Corp.	1,209	55,590
Metrocity Bankshares, Inc.	1,332	35,498
Metropolitan Bank Holding Corp.	933	69,611
Mid Penn Bancorp, Inc.	976	28,489
Midland States Bancorp, Inc.	1,681	27,333
MVB Financial Corp.	672	18,184
National Bank Holdings Corp. - Class A	22,655	842,993
National Bankshares, Inc.	209	6,172
NB Bancorp, Inc.	922	18,062
Northeast Bank	589	52,350
Northfield Bancorp, Inc.	2,447	26,305
Northpointe Bancshares, Inc.	2,093	36,502
Northrim BanCorp, Inc.	1,712	42,047
OceanFirst Financial Corp.	3,769	71,046
OFG Bancorp	3,977	158,006
Old Second Bancorp, Inc.	3,680	69,368
Orange County Bancorp, Inc.	356	9,651
Origin Bancorp, Inc.	1,997	72,671
Orrstown Financial Services, Inc.	1,540	55,070
Pathward Financial, Inc.	1,834	131,865
Peapack-Gladstone Financial Corp.	1,094	29,538
Peoples Bancorp, Inc.	9,246	273,959
Popular, Inc.	4,856	557,032
Preferred Bank	1,174	110,837
Prosperity Bancshares, Inc.	47,713	3,278,360
Provident Financial Services, Inc.	10,399	199,453
QCR Holdings, Inc.	1,174	95,834
RBB Bancorp	1,252	24,802
Red River Bancshares, Inc.	162	11,348
Republic Bancorp, Inc. - Class A	721	49,756
S&T Bancorp, Inc.	2,499	98,661
Seacoast Banking Corp. of Florida	18,166	573,319
ServisFirst Bancshares, Inc.	49,001	3,485,441
Shore Bancshares, Inc.	2,487	43,448
Sierra Bancorp	300	9,318
SmartFinancial, Inc.	996	36,115
South Plains Financial, Inc.	1,102	41,645
Southern First Bancshares, Inc. (a)	504	25,583
Southern Missouri Bancorp, Inc.	616	34,675
Southside Bancshares, Inc.	40	1,173
SouthState Bank Corp.	14,481	1,296,194
Stock Yards Bancorp, Inc.	1,838	121,620
Synovus Financial Corp.	5,937	286,163
Texas Capital Bancshares, Inc. (a)	10,645	959,860
Third Coast Bancshares, Inc. (a)	838	31,936
Timberland Bancorp, Inc.	279	9,542
Tompkins Financial Corp.	607	41,950
TriCo Bancshares	17,084	821,740
Triumph Financial, Inc. (a)	56,397	3,079,840
TrustCo Bank Corp. NY	1,255	52,873
Trustmark Corp.	2,041	79,395
UMB Financial Corp.	2,815	312,690
United Community Banks, Inc.	8,376	255,971
Unity Bancorp, Inc.	644	32,219
Univest Financial Corp.	1,879	59,752
Valley National Bancorp	30,607	346,471
Virginia National Bankshares Corp.	59	2,395
WaFd, Inc.	5,736	181,602
Washington Trust Bancorp, Inc.	5,864	166,538
Webster Financial Corp.	19,044	1,135,022
WesBanco, Inc.	31,900	1,029,413
West BanCorp, Inc.	973	21,620
Westamerica BanCorp	2,142	102,773
WSFS Financial Corp.	22,223	1,240,266
Zions Bancorp NA	29,560	1,573,479
		44,857,846

Beverages - 0.5%
Boston Beer Co., Inc. - Class A (a)	754	146,879
Celsius Holdings, Inc. (a)	8,361	342,300
Coca-Cola Consolidated, Inc.	10,740	1,750,083
Vita Coco Co., Inc. (a)	4,410	235,538
		2,474,800

Biotechnology - 2.6%
ADMA Biologics, Inc. (a)	47,939	919,470
Akero Therapeutics, Inc. (a)	8,181	444,719
Alkermes PLC (a)	25,259	747,161
Arcellx, Inc. (a)	4,541	330,176
Arcutis Biotherapeutics, Inc. (a)	17,310	530,552
Biohaven Ltd. (a)	8,034	80,581
Bridgebio Pharma, Inc. (a)	12,531	902,357
Catalyst Pharmaceuticals, Inc. (a)	10,161	237,869
Celldex Therapeutics, Inc. (a)	8,349	225,590
Centessa Pharmaceuticals PLC - ADR (a)	14,054	407,988
Cytokinetics, Inc. (a)	5,265	358,705
Emergent BioSolutions, Inc. (a)	8,944	99,905
Evommune, Inc. (a)	5,052	104,627
Halozyme Therapeutics, Inc. (a)	5,725	408,765
Ionis Pharmaceuticals, Inc. (a)	4,974	411,499
Madrigal Pharmaceuticals, Inc. (a)	2,064	1,232,167
Mineralys Therapeutics, Inc. (a)	11,141	480,400
Monte Rosa Therapeutics, Inc. (a)	4,989	80,672
Newamsterdam Pharma Co. NV (a)	4,484	185,189
Nuvalent, Inc. - Class A (a)	4,541	496,558
Protagonist Therapeutics, Inc. (a)	6,365	572,850
PTC Therapeutics, Inc. (a)	9,800	842,702
Puma Biotechnology, Inc. (a)	4,822	24,351
Revolution Medicines, Inc. (a)	5,356	416,483
Rigel Pharmaceuticals, Inc. (a)	563	28,426
Scholar Rock Holding Corp. (a)	8,474	373,364
Twist Bioscience Corp. (a)	10,378	332,200
UroGen Pharma Ltd. (a)	10,078	290,347
Vaxcyte, Inc. (a)	4,000	198,440
Vera Therapeutics, Inc. (a)	8,819	297,641
Viking Therapeutics, Inc. (a)	3,752	138,111
Xenon Pharmaceuticals, Inc. (a)	8,313	371,757
		12,571,622

Broadline Retail - 0.8%
Dillard's, Inc. - Class A	6	4,020
Kohl's Corp.	14,506	356,703
Macy's, Inc.	31,054	694,367
Ollie's Bargain Outlet Holdings, Inc. (a)	24,134	2,971,137
		4,026,227

Building Products - 2.4%
AAON, Inc.	30,991	2,897,039
American Woodmark Corp. (a)	3,880	213,904
Apogee Enterprises, Inc.	2,374	86,437
Armstrong World Industries, Inc.	1,494	283,472
Carlisle Cos., Inc.	3,615	1,149,823
CSW Industrials, Inc.	4,063	1,104,608
Fortune Brands Innovations, Inc.	8,681	448,200
Gibraltar Industries, Inc. (a)	9,844	491,806
Hayward Holdings, Inc. (a)	83,371	1,371,453
JELD-WEN Holding, Inc. (a)	9,764	26,070
Resideo Technologies, Inc. (a)	65,630	2,165,134
Simpson Manufacturing Co., Inc.	1,162	194,496
Tecnoglass, Inc.	1,846	91,894
Trex Co., Inc. (a)	15,726	550,095
UFP Industries, Inc.	6,164	573,190
		11,647,621

Capital Markets - 2.1%
Artisan Partners Asset Management, Inc. - Class A	42,965	1,782,188
BGC Group, Inc. - Class A	119,302	1,037,927
Diamond Hill Investment Group, Inc.	168	19,824
Etoro Group Ltd. - Class A (a)	9,692	406,773
FactSet Research Systems, Inc.	1,556	431,432
Hamilton Lane, Inc. - Class A	6,286	779,055
Houlihan Lokey, Inc.	1,034	181,364
Miami International Holdings, Inc. (a)	11,466	522,964
Morningstar, Inc.	11,747	2,523,961
Oppenheimer Holdings, Inc. - Class A	879	59,798
P10, Inc. - Class A	32,368	303,612
Piper Sandler Cos.	2,509	842,773
StoneX Group, Inc. (a)	4,622	418,799
Victory Capital Holdings, Inc. - Class A	10,955	688,960
Virtus Investment Partners, Inc.	616	98,308
WisdomTree, Inc.	12,889	142,295
		10,240,033

Chemicals - 1.9%
AdvanSix, Inc.	2,375	36,551
Ashland, Inc.	13,961	738,537
Aspen Aerogels, Inc. (a)	8,042	25,895
Avient Corp.	38,058	1,164,194
Cabot Corp.	6,345	397,007
Chemours Co.	11,364	145,346
Core Molding Technologies, Inc. (a)	402	7,598
Element Solutions, Inc.	105,742	2,740,833
Elementis PLC	436,669	942,993
FMC Corp.	2,192	31,324
Hawkins, Inc.	6,675	867,883
Huntsman Corp.	32,750	341,255
Ingevity Corp. (a)	11,108	580,171
International Flavors & Fragrances, Inc.	8,045	558,967
Intrepid Potash, Inc. (a)	1,040	26,312
Koppers Holdings, Inc.	1,654	49,074
LSB Industries, Inc. (a)	5,554	49,597
Mativ Holdings, Inc.	7,052	88,079
NewMarket Corp.	200	152,706
Orion SA	6,551	33,279
Rayonier Advanced Materials, Inc. (a)	5,378	35,118
Stepan Co.	1,910	86,580
Tronox Holdings PLC	11,561	47,863
		9,147,162

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	19,534	839,962
ACCO Brands Corp.	7,346	25,270
Brady Corp. - Class A	11,552	903,828
BrightView Holdings, Inc. (a)	73,013	921,424
Casella Waste Systems, Inc. - Class A (a)	1,573	151,621
Civeo Corp.	1,273	28,375
Clean Harbors, Inc. (a)	8,320	1,893,299
Ennis, Inc.	2,615	45,606
Enviri Corp. (a)	70,495	1,292,878
Healthcare Services Group, Inc. (a)	7,894	148,249
HNI Corp.	4,490	186,425
Interface, Inc.	7,638	213,177
MSA Safety, Inc.	3,683	594,068
OPENLANE, Inc. (a)	67,408	1,714,860
Rollins, Inc.	2,815	173,066
Steelcase, Inc. - Class A	8,841	144,020
Tetra Tech, Inc.	7,959	276,496
Virco Mfg. Corp.	1,822	12,827
		9,565,451

Communications Equipment - 1.0%
Ciena Corp. (a)	9,138	1,866,071
Harmonic, Inc. (a)	4,869	46,548
Ribbon Communications, Inc. (a)	149,902	428,720
Viasat, Inc. (a)	78,080	2,680,486
		5,021,825

Construction & Engineering - 2.2%
Arcosa, Inc.	17,704	1,886,184
Argan, Inc.	2,028	801,466
Construction Partners, Inc. - Class A (a)	9,775	1,065,475
Granite Construction, Inc.	4,241	456,035
Great Lakes Dredge & Dock Corp. (a)	7,625	97,371
Matrix Service Co. (a)	2,300	26,887
MYR Group, Inc. (a)	3,353	752,145
NWPX Infrastructure, Inc. (a)	275	16,120
Primoris Services Corp.	2,580	326,525
Sterling Infrastructure, Inc. (a)	3,241	1,115,909
Tutor Perini Corp. (a)	4,319	296,067
Valmont Industries, Inc.	8,859	3,658,501
		10,498,685

Construction Materials - 0.4%
Eagle Materials, Inc.	6,786	1,518,164
Knife River Corp. (a)	1,232	92,203
Titan America SA	29,972	486,745
		2,097,112

Consumer Finance - 1.3%
Atlanticus Holdings Corp. (a)	397	23,403
Bread Financial Holdings, Inc.	25,378	1,718,852
Credit Acceptance Corp. (a)	380	175,549
Dave, Inc. (a)	2,524	550,888
FirstCash Holdings, Inc.	9,333	1,478,440
Green Dot Corp. - Class A (a)	6,314	79,367
LendingClub Corp. (a)	9,069	164,149
Medallion Financial Corp.	799	7,942
Navient Corp.	5,925	73,470
Nelnet, Inc. - Class A	1,321	170,726
OneMain Holdings, Inc.	5,693	353,137
Oportun Financial Corp. (a)	2,293	11,855
Regional Management Corp.	372	14,151
SLM Corp.	53,590	1,570,187
World Acceptance Corp. (a)	309	47,790
		6,439,906

Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	435	22,403
Grocery Outlet Holding Corp. (a)	37,017	411,999
Ingles Markets, Inc. - Class A	1,638	125,995
Natural Grocers by Vitamin Cottage, Inc.	1,745	48,424
PriceSmart, Inc.	14,534	1,789,135
United Natural Foods, Inc. (a)	7,919	295,458
Village Super Market, Inc. - Class A	945	32,659
Weis Markets, Inc.	1,459	94,791
		2,820,864

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,687	210,453
Avery Dennison Corp.	5,002	862,195
Graphic Packaging Holding Co.	17,635	285,334
Greif, Inc. - Class A	752	49,354
Greif, Inc. - Class B	12	854
Sealed Air Corp.	7,640	328,138
Sonoco Products Co.	10,267	432,960
		2,169,288

Distributors - 0.0% (b)
GigaCloud Technology, Inc. - Class A (a)	738	27,380

Diversified Consumer Services - 0.6%
ADT, Inc.	70,535	581,914
American Public Education, Inc. (a)	2,009	69,943
Bright Horizons Family Solutions, Inc. (a)	2,385	245,082
Coursera, Inc. (a)	36,757	292,218
Driven Brands Holdings, Inc. (a)	57,801	844,473
Lincoln Educational Services Corp. (a)	3,491	71,845
OneSpaWorld Holdings Ltd.	18,517	378,117
Perdoceo Education Corp.	6,934	193,875
Universal Technical Institute, Inc. (a)	5,304	122,098
		2,799,565

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	1,084	22,862
Globalstar, Inc. (a)	12,108	735,561
Iridium Communications, Inc.	7,508	123,131
Liberty Global Ltd. - Class A (a)	13,958	159,261
Liberty Global Ltd. - Class C (a)	12,529	143,833
Lumen Technologies, Inc. (a)	65,880	534,287
Shenandoah Telecommunications Co.	5,679	62,071
		1,781,006

Electric Utilities - 0.7%
ALLETE, Inc.	6,787	458,937
IDACORP, Inc.	7,940	1,046,333
Portland General Electric Co.	34,047	1,730,269
		3,235,539

Electrical Equipment - 1.0%
Atkore, Inc.	3,667	245,505
Babcock & Wilcox Enterprises, Inc. (a)	66,457	415,356
Bloom Energy Corp. - Class A (a)	5,503	601,148
EnerSys	4,053	580,025
Fluence Energy, Inc. (a)	7,914	155,431
Generac Holdings, Inc. (a)	1,605	243,366
NuScale Power Corp. (a)	13,375	267,500
Regal Rexnord Corp.	16,831	2,457,158
		4,965,489

Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries, Inc.	1,253	264,621
Arrow Electronics, Inc. (a)	4,384	473,516
Avnet, Inc.	9,345	443,981
Badger Meter, Inc.	575	102,660
Benchmark Electronics, Inc.	31,979	1,436,816
Cognex Corp.	10,438	397,688
Coherent Corp. (a)	14,255	2,341,526
Crane NXT Co.	15,105	850,411
Daktronics, Inc. (a)	5,006	94,764
ePlus, Inc.	2,718	243,533
Fabrinet (a)	1,799	826,479
Ingram Micro Holding Corp.	425	9,099
Innoviz Technologies Ltd. (a)	43,422	55,580
IPG Photonics Corp. (a)	8,055	641,500
Itron, Inc. (a)	7,064	699,619
Kimball Electronics, Inc. (a)	2,291	66,210
Knowles Corp. (a)	45,402	1,020,637
Littelfuse, Inc.	4,827	1,235,809
Methode Electronics, Inc.	2,110	15,994
Mirion Technologies, Inc. (a)	23,679	616,128
M-Tron Industries, Inc. (a)	59	3,048
nLight, Inc. (a)	14,104	496,884
Novanta, Inc. (a)	4,232	481,009
OSI Systems, Inc. (a)	3,749	1,015,417
Oxford Instruments PLC	10,864	283,917
PC Connection, Inc.	8	464
Plexus Corp. (a)	9,452	1,351,163
Ralliant Corp.	3,035	149,838
Rogers Corp. (a)	2,831	237,266
Sanmina Corp. (a)	11,043	1,724,530
ScanSource, Inc. (a)	1,598	65,710
TD SYNNEX Corp.	3,941	600,924
Teledyne Technologies, Inc. (a)	1,198	598,425
TTM Technologies, Inc. (a)	2,533	177,766
Vishay Intertechnology, Inc.	12,073	165,038
Vontier Corp.	40,929	1,484,904
		20,672,874

Energy Equipment & Services - 3.0%
Archrock, Inc.	57,931	1,421,627
Atlas Energy Solutions, Inc.	22,777	196,338
Bristow Group, Inc. (a)	2,610	97,901
Expro Group Holdings NV (a)	73,607	1,026,818
Forum Energy Technologies, Inc. (a)	1,220	38,308
Helix Energy Solutions Group, Inc. (a)	16,121	107,366
Helmerich & Payne, Inc.	9,150	255,285
Hunting PLC	104,765	514,440
Innovex International, Inc. (a)	7,883	173,584
Kodiak Gas Services, Inc.	16,479	580,061
Liberty Energy, Inc.	117,221	2,084,189
Nabors Industries Ltd. (a)	597	29,772
Natural Gas Services Group, Inc.	1,559	48,282
Noble Corp. PLC	31,363	960,335
NOV, Inc.	40,073	615,521
Oceaneering International, Inc. (a)	15,780	385,032
Oil States International, Inc. (a)	5,223	32,905
Patterson-UTI Energy, Inc.	61,402	356,746
ProFrac Holding Corp. - Class A (a)	1,642	5,813
ProPetro Holding Corp. (a)	8,962	85,766
Ranger Energy Services, Inc. - Class A	1,823	24,629
RPC, Inc.	10,137	53,929
Seadrill Ltd. (a)	3,443	105,080
Select Water Solutions, Inc.	83,843	846,814
TechnipFMC PLC	22,132	1,001,694
TETRA Technologies, Inc. (a)	154,732	1,202,268
Tidewater, Inc. (a)	9,646	521,077
Transocean Ltd. (a)	162,671	717,379
Valaris Ltd. (a)	6,357	358,598
Weatherford International PLC	6,392	478,122
		14,325,679

Entertainment - 0.1%
Lionsgate Studios Corp. (a)	65,129	485,862
Marcus Corp.	2,576	40,443
Starz Entertainment Corp. (a)	4,747	52,075
		578,380

Financial Services - 0.6%
Enact Holdings, Inc.	1,864	72,155
Essent Group Ltd.	4,852	304,512
Euronet Worldwide, Inc. (a)	3	210
Federal Agricultural Mortgage Corp. - Class C	769	132,084
Finance Of America Cos., Inc. (a)	560	13,418
International Money Express, Inc. (a)	1,872	28,529
Jack Henry & Associates, Inc.	1,729	301,676
Jackson Financial, Inc. - Class A	5,529	541,897
Merchants Bancorp	1,400	45,766
MGIC Investment Corp.	16,703	473,530
NMI Holdings, Inc. - Class A (a)	6,481	247,250
Onity Group, Inc. (a)	318	14,167
Payoneer Global, Inc. (a)	23,783	137,466
PennyMac Financial Services, Inc.	2,000	269,140
Radian Group, Inc.	11,742	417,428
Shift4 Payments, Inc. - Class A (a)	1,463	107,940
Velocity Financial, Inc. (a)	968	18,711
		3,125,879

Food Products - 0.5%
Cal-Maine Foods, Inc.	4,518	376,440
Dole PLC	6,864	99,391
Fresh Del Monte Produce, Inc.	4,252	153,667
Freshpet, Inc. (a)	3,009	171,995
Hain Celestial Group, Inc. (a)	26,576	29,234
Mission Produce, Inc. (a)	2,907	34,942
Nomad Foods Ltd.	31,890	390,015
Seaboard Corp.	27	126,348
Seneca Foods Corp. - Class A (a)	816	98,695
TreeHouse Foods, Inc. (a)	13,188	315,061
Vital Farms, Inc. (a)	11,713	383,015
		2,178,803

Gas Utilities - 1.2%
Atmos Energy Corp.	5,205	918,006
Chesapeake Utilities Corp.	1,755	244,050
New Jersey Resources Corp.	17,272	830,438
Northwest Natural Holding Co.	26,070	1,289,683
Spire, Inc.	25,375	2,249,748
UGI Corp.	3,797	150,171
		5,682,096

Ground Transportation - 0.7%
ArcBest Corp.	2,471	158,564
Covenant Logistics Group, Inc.	1,804	35,972
Heartland Express, Inc.	3,945	31,008
Knight-Swift Transportation Holdings, Inc.	21,933	1,004,532
Marten Transport Ltd.	6,237	63,929
RXO, Inc. (a)	18,749	247,862
Ryder System, Inc.	3,687	638,625
Saia, Inc. (a)	397	111,779
Schneider National, Inc. - Class B	21,835	493,689
Universal Logistics Holdings, Inc.	715	10,739
Werner Enterprises, Inc.	24,317	621,543
		3,418,242

Health Care Equipment & Supplies - 2.5%
Accuray, Inc. (a)	64,784	69,967
Acme United Corp.	469	17,353
Alphatec Holdings, Inc. (a)	74,922	1,689,491
AtriCure, Inc. (a)	9,927	358,563
CONMED Corp.	3,339	144,979
CytoSorbents Corp. (a)	2,079	1,686
Enovis Corp. (a)	33,921	1,026,789
Envista Holdings Corp. (a)	67,082	1,402,014
Haemonetics Corp. (a)	27,850	2,265,597
Integra LifeSciences Holdings Corp. (a)	20,465	268,501
iRadimed Corp.	1,757	163,788
Kewaunee Scientific Corp. (a)	96	3,691
Lantheus Holdings, Inc. (a)	6,607	388,954
LivaNova PLC (a)	5,397	344,383
Neogen Corp. (a)	12,248	73,243
Novocure Ltd. (a)	12,035	154,168
OraSure Technologies, Inc. (a)	41,233	98,135
QuidelOrtho Corp. (a)	15,284	418,017
SI-BONE, Inc. (a)	27,178	528,884
Teleflex, Inc.	12,205	1,396,496
UFP Technologies, Inc. (a)	3,456	783,441
Varex Imaging Corp. (a)	16,323	188,857
		11,786,997

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	26,809	461,115
Aveanna Healthcare Holdings, Inc. (a)	58,525	546,623
Brookdale Senior Living, Inc. (a)	20,812	231,638
Chemed Corp.	661	290,305
Cross Country Healthcare, Inc. (a)	3	31
Encompass Health Corp.	4,228	491,378
Ensign Group, Inc.	3,667	680,375
HealthEquity, Inc. (a)	8,802	925,794
InfuSystem Holdings, Inc. (a)	736	6,830
National Research Corp.	36,431	618,963
Nutex Health, Inc. (a)	531	61,123
Option Care Health, Inc. (a)	11,244	349,688
PACS Group, Inc. (a)	9,757	325,981
Pediatrix Medical Group, Inc. (a)	18,320	441,329
RadNet, Inc. (a)	7,473	618,690
Talkspace, Inc. (a)	54,591	184,518
US Physical Therapy, Inc.	35,908	2,651,806
		8,886,187

Health Care Technology - 0.2%
Phreesia, Inc. (a)	37,818	774,891
Schrodinger, Inc. (a)	12,813	224,996
		999,887

Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment, Inc. (a)	5,974	61,174
BJ's Restaurants, Inc. (a)	2,621	100,515
Bloomin' Brands, Inc.	5,644	40,072
Boyd Gaming Corp.	10,828	901,972
Brightstar Lottery PLC	67,402	1,054,167
Cheesecake Factory, Inc.	4,697	223,859
Churchill Downs, Inc.	7,255	791,448
Cracker Barrel Old Country Store, Inc.	2,638	76,212
Dave & Buster's Entertainment, Inc. (a)	7,710	134,848
Golden Entertainment, Inc.	1,029	30,891
Hilton Grand Vacations, Inc. (a)	13,420	574,779
Life Time Group Holdings, Inc. (a)	26,715	745,883
Monarch Casino & Resort, Inc.	1,392	134,439
Planet Fitness, Inc. - Class A (a)	4,430	496,027
RCI Hospitality Holdings, Inc.	737	17,953
Red Rock Resorts, Inc. - Class A	11,235	658,034
Super Group SGHC Ltd.	18,990	205,662
Target Hospitality Corp. (a)	1,214	9,469
Texas Roadhouse, Inc.	1,840	322,460
United Parks & Resorts, Inc. (a)	4,083	147,356
Wyndham Hotels & Resorts, Inc.	3,351	245,293
		6,972,513

Household Durables - 1.8%
Century Communities, Inc.	6,721	438,814
Cricut, Inc. - Class A	4,528	21,463
Dream Finders Homes, Inc. - Class A (a)	113,175	2,237,470
Ethan Allen Interiors, Inc.	2,619	61,913
Flexsteel Industries, Inc.	395	15,614
Hamilton Beach Brands Holding Co. - Class A	200	3,190
Hovnanian Enterprises, Inc. - Class A (a)	411	54,079
Installed Building Products, Inc.	2,980	798,700
La-Z-Boy, Inc.	20,085	781,708
M/I Homes, Inc. (a)	1,452	199,781
Meritage Homes Corp.	12,130	886,460
Mohawk Industries, Inc. (a)	56	6,490
Smith Douglas Homes Corp. (a)	42,337	822,185
Somnigroup International, Inc.	9,584	877,128
Taylor Morrison Home Corp. (a)	13,070	819,358
Tri Pointe Homes, Inc. (a)	9,878	337,037
Whirlpool Corp.	4,942	382,264
		8,743,654

Household Products - 0.1%
Central Garden & Pet Co. (a)	1,067	36,449
Central Garden & Pet Co. - Class A (a)	5,850	180,999
Oil-Dri Corp. of America	1,086	59,111
		276,559

Independent Power and Renewable Electricity Producers - 0.9%
Hallador Energy Co. (a)	3,333	67,960
Montauk Renewables, Inc. (a)	4,298	7,006
Ormat Technologies, Inc.	15,823	1,786,575
Talen Energy Corp. (a)	2,310	910,763
TransAlta Corp.	57,682	838,741
Vistra Corp.	2,346	419,605
XPLR Infrastructure LP	9,249	88,143
		4,118,793

Insurance - 5.2%
American Coastal Insurance Corp.	464	5,545
AMERISAFE, Inc.	2,820	115,056
Assured Guaranty Ltd.	2,963	268,270
Axis Capital Holdings Ltd.	4,761	486,765
Bowhead Specialty Holdings, Inc. (a)	15,573	433,708
Brighthouse Financial, Inc. (a)	5,498	360,394
CNO Financial Group, Inc.	71,205	2,914,421
Crawford & Co. - Class A	1,199	13,405
Crawford & Co. - Class B	501	5,185
Donegal Group, Inc. - Class A	797	16,044
Employers Holdings, Inc.	1,650	65,752
F&G Annuities & Life, Inc.	804	25,977
Fidelis Insurance Holdings Ltd.	5,389	102,607
First American Financial Corp.	2,700	177,552
Genworth Financial, Inc. - Class A (a)	31,554	273,889
Goosehead Insurance, Inc. - Class A	40,848	2,922,674
Greenlight Capital Re Ltd. - Class A (a)	1,064	14,055
Hagerty, Inc. - Class A (a)	11,590	154,842
Hanover Insurance Group, Inc.	16,064	2,980,675
HCI Group, Inc.	3,610	641,677
Heritage Insurance Holdings, Inc. (a)	2,714	78,842
Horace Mann Educators Corp.	33,748	1,544,983
Kingstone Cos., Inc.	1,027	15,631
Kinsale Capital Group, Inc.	8,491	3,268,186
Mercury General Corp.	3,022	281,409
Oscar Health, Inc. - Class A (a)	21,440	385,277
Palomar Holdings, Inc. (a)	1,610	199,978
Primerica, Inc.	2,203	566,876
Ryan Specialty Holdings, Inc.	55,590	3,228,111
Selective Insurance Group, Inc.	29,446	2,313,278
Selectquote, Inc. (a)	274	397
SiriusPoint Ltd. (a)	12,717	264,514
Skyward Specialty Insurance Group, Inc. (a)	2,687	131,555
Stewart Information Services Corp.	3,129	239,775
TWFG, Inc. (a)	85	2,415
United Fire Group, Inc.	1,483	54,204
Universal Insurance Holdings, Inc.	1,992	65,995
White Mountains Insurance Group Ltd.	191	386,632
		25,006,551

Interactive Media & Services - 1.2%
Auto Trader Group PLC - ADR	1,208,257	2,476,927
Cargurus, Inc. (a)	7,930	279,770
Cars.com, Inc. (a)	6,615	76,734
IAC, Inc. (a)	17,965	630,033
Rightmove PLC - ADR	139,516	2,024,377
Yelp, Inc. (a)	5,394	155,940
		5,643,781

IT Services - 0.6%
ASGN, Inc. (a)	8,350	375,834
DXC Technology Co. (a)	22,387	295,508
Endava PLC - ADR (a)	110,933	716,627
Kyndryl Holdings, Inc. (a)	41,351	1,068,096
Unisys Corp. (a)	56,664	151,860
Wix.com Ltd. (a)	2,784	266,457
		2,874,382

Leisure Products - 0.8%
Acushnet Holdings Corp.	682	57,356
BRP, Inc.	3,710	258,820
Brunswick Corp.	15,292	1,010,954
Clarus Corp.	1,947	6,970
Escalade, Inc.	526	6,975
JAKKS Pacific, Inc.	780	12,815
Marine Products Corp.	571	4,836
MasterCraft Boat Holdings, Inc. (a)	1,557	28,773
Mattel, Inc. (a)	68,047	1,437,153
Polaris, Inc.	5,749	381,504
Sturm Ruger & Co., Inc.	1,895	57,078
Topgolf Callaway Brands Corp. (a)	15,562	200,439
YETI Holdings, Inc. (a)	6,779	281,193
		3,744,866

Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	4,924	317,647
Bruker Corp.	54,602	2,665,124
Charles River Laboratories International, Inc. (a)	2,023	360,377
Revvity, Inc.	1,217	127,067
Standard BioTools, Inc. (a)	52,128	78,192
Stevanato Group SpA	6,144	143,524
West Pharmaceutical Services, Inc.	525	145,556
		3,837,487

Machinery - 5.4%
Alamo Group, Inc.	5,541	888,610
Albany International Corp. - Class A	4,893	233,298
Alliance Laundry Holdings, Inc. (a)	102,319	2,432,123
Astec Industries, Inc.	2,194	97,106
Blue Bird Corp. (a)	3,334	174,101
CECO Environmental Corp. (a)	18,133	945,636
Crane Co.	947	173,538
Enerpac Tool Group Corp.	88,862	3,365,204
Enpro, Inc.	562	125,242
Esab Corp.	2,665	299,120
ESCO Technologies, Inc.	1,080	229,943
Federal Signal Corp.	2,168	247,152
Gates Industrial Corp. PLC (a)	78,692	1,791,030
Graco, Inc.	1,859	153,256
Greenbrier Cos., Inc.	3,656	162,619
Helios Technologies, Inc.	9,722	524,891
Hillman Solutions Corp. (a)	71,485	625,494
Hyster-Yale, Inc.	938	27,277
JBT Marel Corp.	8,470	1,190,289
Kadant, Inc.	679	188,843
Kennametal, Inc.	8,763	242,560
Lincoln Electric Holdings, Inc.	5,200	1,245,036
Lindsay Corp.	1,759	202,162
Luxfer Holdings PLC	2,811	35,137
Mayville Engineering Co., Inc. (a)	1,096	18,621
Microvast Holdings, Inc. (a)	22,411	78,887
Middleby Corp. (a)	5,925	700,335
Miller Industries, Inc.	1,670	64,696
Mueller Industries, Inc.	11,050	1,214,063
Mueller Water Products, Inc. - Class A	44,839	1,086,897
Omega Flex, Inc.	20,079	544,141
Oshkosh Corp.	1,177	150,868
Park-Ohio Holdings Corp.	831	17,792
Perma-Pipe International Holdings, Inc. (a)	600	15,420
RBC Bearings, Inc. (a)	3,272	1,455,942
REV Group, Inc.	1,236	65,842
SPX Technologies, Inc. (a)	1,356	291,594
Standex International Corp.	1,366	334,889
Stratasys Ltd. (a)	49,746	437,267
Tennant Co.	1,795	131,268
Terex Corp.	2,311	106,791
Timken Co.	4,949	402,799
Toro Co.	36,988	2,579,543
Trinity Industries, Inc.	8,951	237,380
Wabash National Corp.	2,897	24,451
Watts Water Technologies, Inc. - Class A	1,895	522,793
Worthington Enterprises, Inc.	37	2,030
		26,083,976

Marine Transportation - 0.5%
Costamare Bulkers Holdings Ltd. (a)	892	14,691
Costamare, Inc.	4,460	68,104
Genco Shipping & Trading Ltd.	4,673	88,413
Kirby Corp. (a)	8,956	1,016,685
Matson, Inc.	3,594	391,674
Safe Bulkers, Inc.	2,379	12,585
Star Bulk Carriers Corp.	35,115	698,789
		2,290,941

Media - 0.5%
AMC Networks, Inc. - Class A (a)	4,427	39,489
Cable One, Inc.	555	65,040
Criteo SA - ADR (a)	37,318	741,882
Gambling.com Group Ltd. (a)	1,617	9,168
John Wiley & Sons, Inc. - Class A	4,868	177,001
Magnite, Inc. (a)	45,625	670,231
New York Times Co. - Class A	7,900	509,550
Nexstar Media Group, Inc.	1,605	308,385
Scholastic Corp.	2,093	61,827
		2,582,573

Metals & Mining - 2.4%
Alcoa Corp.	20,369	850,202
Alpha Metallurgical Resources, Inc. (a)	1,279	203,630
Caledonia Mining Corp. PLC	1,700	52,377
Capstone Copper Corp. (a)	73,893	656,204
Century Aluminum Co. (a)	5,017	150,359
Cleveland-Cliffs, Inc. (a)	53,464	697,170
Coeur Mining, Inc. (a)	11,652	201,230
Commercial Metals Co.	59,560	3,798,737
Compass Minerals International, Inc. (a)	4,898	93,013
Constellium SE (a)	40,413	679,342
Ferroglobe PLC	14,130	62,596
Kaiser Aluminum Corp.	1,756	168,664
Materion Corp.	1,993	243,525
Metallus, Inc. (a)	3,276	55,397
Olympic Steel, Inc.	1,366	53,124
Ramaco Resources, Inc. (a)	9,414	147,706
Ryerson Holding Corp.	31,182	715,003
SSR Mining, Inc. (a)	21,530	501,218
SunCoke Energy, Inc.	12,065	78,664
thyssenkrupp AG	79,166	865,386
Warrior Met Coal, Inc.	13,824	1,082,281
		11,355,828

Multi-Utilities - 0.6%
Black Hills Corp.	16,392	1,209,566
Northwestern Energy Group, Inc.	14,887	1,028,543
Rosebank Industries PLC (a)	110,871	503,332
		2,741,441

Oil, Gas & Consumable Fuels - 3.7%
Amplify Energy Corp. (a)	4,789	26,340
Antero Resources Corp. (a)	46,346	1,688,385
Ardmore Shipping Corp.	5,082	62,153
Berry Corp.	7,330	24,849
BKV Corp. (a)	44,191	1,220,114
California Resources Corp.	7,895	377,223
Centrus Energy Corp. - Class A (a)	2,403	623,098
Civitas Resources, Inc.	9,516	279,485
CNX Resources Corp. (a)	43,543	1,691,210
Comstock Resources, Inc. (a)	7,249	194,708
Crescent Energy Co. - Class A	19,182	180,886
Devon Energy Corp.	16,361	606,339
DHT Holdings, Inc.	62,838	818,779
Dorian LPG Ltd.	5,064	125,486
Evolution Petroleum Corp.	1,128	4,433
Gran Tierra Energy, Inc. (a)	3,835	17,373
Granite Ridge Resources, Inc.	7,912	40,747
HighPeak Energy, Inc.	2,712	18,198
International Seaways, Inc.	5,727	303,359
Kimbell Royalty Partners LP	9,265	115,349
Kosmos Energy Ltd. (a)	177,269	198,541
Magnolia Oil & Gas Corp. - Class A	19,556	452,526
Matador Resources Co.	20,520	870,048
Murphy Oil Corp.	51,915	1,664,914
Nordic American Tankers Ltd.	17,713	64,475
Northern Oil & Gas, Inc.	10,083	225,758
Par Pacific Holdings, Inc. (a)	6,971	318,226
Peabody Energy Corp.	14,893	405,685
Permian Resources Corp.	71,615	1,037,701
REX American Resources Corp. (a)	1,260	41,567
Riley Exploration Permian, Inc.	1,769	48,453
SandRidge Energy, Inc.	2,779	39,295
Scorpio Tankers, Inc.	19,756	1,132,611
SFL Corp. Ltd.	14,626	120,372
SM Energy Co.	34,375	654,844
Talos Energy, Inc. (a)	17,870	204,790
Teekay Corp. Ltd.	7,521	73,029
Teekay Tankers Ltd.	2,449	141,234
VAALCO Energy, Inc.	12,937	46,314
Viper Energy, Inc. - Class A	18,039	658,965
Vital Energy, Inc. (a)	4,168	74,732
Vitesse Energy, Inc.	3,642	77,065
Whitecap Resources, Inc.	66,333	554,891
World Kinect Corp.	4,811	111,519
		17,636,069

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	13,665	1,120,666
Mercer International, Inc.	1,870	3,385
Sylvamo Corp.	2,078	98,435
		1,222,486

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	19,552	837,998
Allegiant Travel Co. (a)	5,959	452,884
SkyWest, Inc. (a)	5,115	519,275
Sun Country Airlines Holdings, Inc. (a)	5,857	80,241
		1,890,398

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	11,145	344,269
Medifast, Inc. (a)	873	9,577
Nature's Sunshine Products, Inc. (a)	1,484	30,540
Nu Skin Enterprises, Inc. - Class A	6,774	66,995
		451,381

Pharmaceuticals - 0.4%
Amneal Pharmaceuticals, Inc. (a)	43,209	540,977
Amphastar Pharmaceuticals, Inc. (a)	1,376	38,115
Crinetics Pharmaceuticals, Inc. (a)	11,440	521,207
Edgewise Therapeutics, Inc. (a)	13,128	341,853
Harmony Biosciences Holdings, Inc. (a)	5,007	176,697
Innoviva, Inc. (a)	7,473	162,388
Pacira BioSciences, Inc. (a)	5,949	140,218
		1,921,455

Professional Services - 1.6%
Alight, Inc. - Class A	77,690	179,464
Booz Allen Hamilton Holding Corp.	9,480	791,201
Clarivate PLC (a)	14,470	54,407
Conduent, Inc. (a)	133,937	259,838
CRA International, Inc.	656	115,679
Exponent, Inc.	2,309	166,941
First Advantage Corp. (a)	45,135	626,474
FTI Consulting, Inc. (a)	14,514	2,367,959
Heidrick & Struggles International, Inc.	2,248	132,340
IBEX Holdings Ltd. (a)	1,278	44,973
KBR, Inc.	27,405	1,129,634
Kelly Services, Inc. - Class A	3,199	27,639
Maximus, Inc.	12,347	1,062,953
Resources Connection, Inc.	69	333
TrueBlue, Inc. (a)	3,188	15,621
Upwork, Inc. (a)	2,774	54,759
Verra Mobility Corp. (a)	27,239	594,355
		7,624,570

Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	6,006	864,804
Cushman & Wakefield Ltd. (a)	115,825	1,940,069
FirstService Corp.	1,989	312,757
FirstService Corp.	1,858	291,427
Forestar Group, Inc. (a)	1,980	50,530
Howard Hughes Holdings, Inc. (a)	3,202	286,675
Newmark Group, Inc. - Class A	28,907	502,404
Opendoor Technologies, Inc. (a)	41,649	320,697
		4,569,363

Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc.	9,460	344,250
CEVA, Inc. (a)	7,562	163,264
Cirrus Logic, Inc. (a)	5,595	673,302
Credo Technology Group Holding Ltd. (a)	9,535	1,693,416
Diodes, Inc. (a)	7,139	329,893
Impinj, Inc. (a)	4,252	730,791
indie Semiconductor, Inc. - Class A (a)	57,129	203,379
Kulicke & Soffa Industries, Inc.	692	31,216
Lattice Semiconductor Corp. (a)	8,019	563,014
MACOM Technology Solutions Holdings, Inc. (a)	11,198	1,959,538
MKS, Inc.	19,473	3,045,383
NVE Corp.	4,696	300,262
Onto Innovation, Inc. (a)	14,068	2,013,975
Penguin Solutions, Inc. (a)	4,884	98,803
Photronics, Inc. (a)	7,677	175,880
Power Integrations, Inc.	6,467	217,291
Rambus, Inc. (a)	12,403	1,185,355
Semtech Corp. (a)	14,443	1,071,093
Silicon Laboratories, Inc. (a)	6,500	829,270
Silicon Motion Technology Corp. - ADR	12,226	1,087,625
SiTime Corp. (a)	3,091	920,191
Tower Semiconductor Ltd. (a)	4,408	476,549
Veeco Instruments, Inc. (a)	46,744	1,366,327
		19,480,067

Software - 5.2%
ACI Worldwide, Inc. (a)	47,182	2,210,949
Adeia, Inc.	34,898	431,688
Agilysys, Inc. (a)	6,903	848,793
Appfolio, Inc. - Class A (a)	14,456	3,300,016
BlackLine, Inc. (a)	18,523	1,055,626
CCC Intelligent Solutions Holdings, Inc. (a)	125,444	934,558
Cognyte Software Ltd. (a)	61,068	512,971
Commvault Systems, Inc. (a)	1,519	187,596
Computer Modelling Group Ltd.	8,031	30,116
Core Scientific, Inc. (a)	15,168	256,188
Elastic NV (a)	4,169	294,040
Fair Isaac Corp. (a)	92	166,136
Klaviyo, Inc. - Class A (a)	24,431	697,749
Life360, Inc. (a)	3,682	293,124
LiveRamp Holdings, Inc. (a)	9,313	268,680
Manhattan Associates, Inc. (a)	1,398	246,677
nCino, Inc. (a)	130,876	3,232,637
NCR Voyix Corp. (a)	119,717	1,210,339
Netskope, Inc. - Class A (a)	2,793	51,335
OneSpan, Inc.	17,429	212,634
Onestream, Inc. (a)	171,450	3,571,303
Pagaya Technologies Ltd. - Class A (a)	6,265	156,312
Pegasystems, Inc.	10,076	551,863
Q2 Holdings, Inc. (a)	13,339	962,142
Qualys, Inc. (a)	1,351	190,288
Radware Ltd. (a)	11,605	266,219
Riot Platforms, Inc. (a)	14,134	227,981
SPS Commerce, Inc. (a)	1,973	164,390
Teradata Corp. (a)	45,217	1,295,015
Tyler Technologies, Inc. (a)	416	195,362
UiPath, Inc. - Class A (a)	26,623	368,995
Varonis Systems, Inc. (a)	13,719	453,687
Vertex, Inc. - Class A (a)	4,752	93,472
Xperi, Inc. (a)	28,088	162,630
		25,101,511

Specialty Retail - 3.6%
Abercrombie & Fitch Co. - Class A (a)	4,205	411,543
Academy Sports & Outdoors, Inc.	17,363	837,765
Advance Auto Parts, Inc.	13,330	691,560
American Eagle Outfitters, Inc.	19,911	406,184
Arhaus, Inc. (a)	3,318	34,308
Asbury Automotive Group, Inc. (a)	1,804	419,556
Bath & Body Works, Inc.	39,825	693,353
Boot Barn Holdings, Inc. (a)	5,796	1,123,381
Buckle, Inc.	3,225	182,148
Build-A-Bear Workshop, Inc.	1,208	64,145
Caleres, Inc.	13,155	154,045
Designer Brands, Inc. - Class A	3,789	16,444
Five Below, Inc. (a)	8,805	1,451,857
Floor & Decor Holdings, Inc. - Class A (a)	1,786	113,625
Gap, Inc.	59,081	1,599,323
Group 1 Automotive, Inc.	693	277,921
Guess?, Inc.	3,652	62,303
Haverty Furniture Cos., Inc.	1,308	31,131
Lands' End, Inc. (a)	1,611	25,438
Murphy USA, Inc.	253	97,423
National Vision Holdings, Inc. (a)	26,811	773,497
ODP Corp. (a)	10,526	294,412
RealReal, Inc. (a)	33,372	483,227
Revolve Group, Inc. (a)	55,852	1,349,943
Sally Beauty Holdings, Inc. (a)	9,878	156,665
Shoe Carnival, Inc.	2,062	34,064
Signet Jewelers Ltd.	4,971	497,895
Sonic Automotive, Inc. - Class A	1,543	97,255
Tile Shop Holdings, Inc. (a)	2,384	15,472
Tractor Supply Co.	3,555	194,743
Urban Outfitters, Inc. (a)	12,655	937,356
Valvoline, Inc. (a)	54,091	1,693,589
Victoria's Secret & Co. (a)	5,673	234,465
Warby Parker, Inc. - Class A (a)	40,185	796,065
Wayfair, Inc. - Class A (a)	5,716	633,333
Winmark Corp.	468	192,353
		17,077,787

Technology Hardware, Storage & Peripherals - 0.0% (b)
Diebold Nixdorf, Inc. (a)	2,661	171,688

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	3,533	112,738
Columbia Sportswear Co.	3,552	190,778
Crocs, Inc. (a)	7,974	677,631
Dr Martens PLC	441,459	451,820
Ermenegildo Zegna NV	3,593	38,337
G-III Apparel Group Ltd. (a)	5,445	158,722
Gildan Activewear, Inc.	19,715	1,100,491
Movado Group, Inc.	1,330	27,850
Oxford Industries, Inc.	1,591	60,713
PVH Corp.	15,945	1,351,498
Rocky Brands, Inc.	884	26,847
Superior Group of Cos., Inc.	1,445	14,045
Under Armour, Inc. - Class A (a)	43,514	201,035
Under Armour, Inc. - Class C (a)	40,074	177,528
Unifi, Inc. (a)	750	2,617
Vera Bradley, Inc. (a)	2,217	6,296
		4,598,946

Trading Companies & Distributors - 2.3%
AerCap Holdings NV	13,588	1,820,792
Air Lease Corp.	11,240	718,573
Applied Industrial Technologies, Inc.	2,082	538,863
Boise Cascade Co.	3,687	281,097
DNOW, Inc. (a)	17,008	237,433
GATX Corp.	12,732	2,036,229
Herc Holdings, Inc.	11,626	1,561,023
Hudson Technologies, Inc. (a)	4,829	32,837
Karat Packaging, Inc.	860	18,954
McGrath RentCorp	857	88,340
NPK International, Inc. (a)	10,115	124,516
Rush Enterprises, Inc. - Class A	20,295	1,056,558
Rush Enterprises, Inc. - Class B	897	47,873
SiteOne Landscape Supply, Inc. (a)	5,548	744,985
Titan Machinery, Inc. (a)	2,297	42,540
Transcat, Inc. (a)	1,256	71,014
Watsco, Inc.	485	168,004
WESCO International, Inc.	5,570	1,489,474
		11,079,105

Water Utilities - 0.1%
American States Water Co.	3,919	289,105
Middlesex Water Co.	2,269	116,422
		405,527

Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.	1,872	92,065
Telephone and Data Systems, Inc.	9,556	384,820
		476,885
TOTAL COMMON STOCKS (Cost $418,171,990)		458,151,903

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%	Shares	Value
Diversified REITs - 0.2%
Alexander & Baldwin, Inc.	21,431	334,967
Broadstone Net Lease, Inc.	40,725	715,538
		1,050,505

Health Care REITs - 0.1%
American Healthcare REIT, Inc.	9,879	501,656

Industrial REITs - 0.3%
STAG Industrial, Inc.	35,474	1,393,419

Residential REITs - 0.1%
Independence Realty Trust, Inc.	33,744	578,709

Retail REITs - 0.6%
Brixmor Property Group, Inc.	43,840	1,145,977
Getty Realty Corp.	35,419	1,008,379
Kite Realty Group Trust	18,905	437,462
		2,591,818
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,774,606)		6,116,107

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
iShares Russell 2000 Value ETF	19,783	3,605,056
TOTAL EXCHANGE TRADED FUNDS (Cost $3,276,248)		3,605,056

WARRANTS - 0.0% (b)	Contracts	Value
Real Estate Management & Development - 0.0%(b)
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $9.00 (a)	1,388	2,651
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $13.00 (a)	848	1,018
Opendoor Technologies, Inc., Expires 11/20/2026, Exercise Price $17.00 (a)	452	440
		4,109
TOTAL WARRANTS (Cost $0)		4,109

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (c)	11,184,914	11,184,914
TOTAL MONEY MARKET FUNDS (Cost $11,184,914)		11,184,914

TOTAL INVESTMENTS - 100.0% (Cost $438,407,758)		479,062,089
Other Assets in Excess of Liabilities - 0.0% (b)		87,679
TOTAL NET ASSETS - 100.0%		$479,149,768

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Column Small Cap Fund
Schedule of Forward Currency Contracts
November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	12/19/2025	CAD	373,518	USD	267,292	$306
Citibank Global Markets, Inc.	12/19/2025	USD	1,578,820	CAD	2,181,805	15,719
Net Unrealized Appreciation (Depreciation)						$16,025

CAD - Canadian Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Column Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$451,052,080	$7,099,823	$–	$458,151,903
Real Estate Investment Trusts - Common	6,116,107	–	–	6,116,107
Exchange Traded Funds	3,605,056	–	–	3,605,056
Warrants	4,109	–	–	4,109
Money Market Funds	11,184,914	–	–	11,184,914
Total Investments	$471,962,266	$7,099,823	$–	$479,062,089

Other Financial Instruments:
Forward Currency Contracts*	$–	$16,025	$–	$16,025
Total Other Financial Instruments	$–	$16,025	$–	$16,025

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.